Rule 497(d)


                                    FT 6346

                          Supplement to the Prospectus

      Notwithstanding anything to the contrary in the Prospectus, the 2016 hypothetical annual return through September 30, 2016 for the European Target High Quality Dividend Strategy is -4.71%.

November 1, 2016